OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Leases Maturity (Table Text Block)
The future lease payments receivable from operating leases as of December 31, 2025 are as follows:

(Dollars in thousands)	Undiscounted cash flows
2026	$66,976
2027	49,282
2028	29,412
2029	16,502
2030	7,143
Thereafter	1,437
Total operating lease payments	$170,752